CERTIFICATION OF
STRONG HERITAGE RESERVE SERIES, INC.
on behalf of the following series:
Strong Step 1 Money Fund


STRONG HERITAGE RESERVE SERIES, INC. (the "Registrant") does hereby certify as follows:

1.	This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2.	Reference is made to the Strong Step 1 Money Fund's Prospectus and
Statement of Additional Information each dated January 31, 1998 filed by the Registrant pursuant to Post-Effective Amendment No. 7 (File No. 33-59361; 811-7285), which was filed with the Securities and Exchange Commission on January 28, 1998 (the "Post-Effective Amendment").

3.	The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4.	The form of Strong Step 1 Money Fund's Prospectus and Statement of
Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5.	The text of the Post-Effective Amendment has been filed electronically.

		STRONG HERITAGE RESERVE SERIES, INC.



		/s/ John S. Weitzer
		By:    John S. Weitzer
	Title:  Vice President


Dated: February 2, 1998